CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Number of Derivative Shares Converted	8,477	4,945
Number of Common Shares issued pursuant to conversion	140,493,206	70,649,164
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$ 17,164,180	$ 4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	5,554,906	1,639,618
Par value of Common Shares issued	140,493	70,649
Additional paid in capital recorded as a result of the conversions	17,023,687	4,394,935
Series B Preferred Stock [Member]
Number of Derivative Shares Converted	99	0
Number of Common Shares issued pursuant to conversion	660,001	0
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	72,600	0
Change in value of preferred share derivative liability recorded at time of conversion	(39,600)	0
Par value of Common Shares issued	660	0
Additional paid in capital recorded as a result of the conversions	71,940	0
Series C Preferred Stock [Member]
Number of Derivative Shares Converted	2,752	0
Number of Common Shares issued pursuant to conversion	18,346,673	0
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	1,712,667	0
Change in value of preferred share derivative liability recorded at time of conversion	(518,387)	0
Par value of Common Shares issued	18,347	0
Additional paid in capital recorded as a result of the conversions	1,694,321	0
Series D Preferred Stock [Member]
Number of Derivative Shares Converted	4,063	4,945
Number of Common Shares issued pursuant to conversion	58,042,862	70,649,154
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	9,473,715	4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	4,946,372	1,639,618
Par value of Common Shares issued	58,043	70,649
Additional paid in capital recorded as a result of the conversions	9,415,672	4,394,935
Series E Preferred Stock [Member]
Number of Derivative Shares Converted	1,563	0
Number of Common Shares issued pursuant to conversion	63,443,670	0
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	5,905,197	0
Change in value of preferred share derivative liability recorded at time of conversion	1,166,521	0
Par value of Common Shares issued	63,444	0
Additional paid in capital recorded as a result of the conversions	$ 5,841,754	$ 0